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TYPE						13F-HR
PERIOD					9/30/03
FILER
		CIK				0001019531
		CCC				o2x$hptj
SUBMISSION-CONTACT
		NAME				Lauren DiPaulo
		PHONE				610-918-7200

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:	September 30, 2003
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
						[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:		The Swarthmore Group, Inc.
Address:	1646 West Chester Pike
		Suite 9
		West Chester, PA  19382
13F File Number: 28-5724

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Lauren DiPaulo
Title:	Trader / Client Accounting
Phone:	610-918-7200
Signature, Place, and Date of Signing:
	Lauren DiPaulo	West Chester, Pennsylvania	October 30, 2003

Report Type (Check only one.):
[ X  ]	13F HOLDINGS REPORT.
[    ]	13F NOTICE.
[    ]	13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:


FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:			0
Form 13F Information Table Entry Total:		94
Form 13F Information Table Value Total:		527616
List of Other Included Managers:
  No. 13F File Number		Name

The Swarthmore Group, Inc.
FORM 13F
30-Sep-03

                                                                          Voting Authority
                                                                          --------------------------
                                                Value  Shares/Sh/PutInvstmOther
Name of Issuer              Title of cCUSIP     (x$1000Prn AmtPrnCalDscretManagersSole  SharedNone
----------------------------------------------- ------------------------------------------------------

Abbott Laboratories         COM       002824100    1225  28800SH    Sole           28800
Adobe Systems Inc           COM       00724f101    6950 176450SH    Sole          176450
American Express            COM       025816109   15757 349685SH    Sole          349685
American International GroupCOM       026874107    8954 155179SH    Sole          155179
Amgen Inc                   COM       031162100    9100 141045SH    Sole          141045
Amsouth Bancorporation      COM       032165102    4954 233470SH    Sole          233470
Analog Devices              COM       032654105    7180 188850SH    Sole          188850
Anthem Inc.                 COM       03674b104     706   9900SH    Sole            9900
Apollo Group Inc - Cl A     COM       037604105    1572  23800SH    Sole           23800
Archstone Communities Trust COM       039583109     203   7700SH    Sole            7700
BJ Services Co              COM       055482103     608  17800SH    Sole           17800
Baker Hughes Inc            COM       057224107    5371 181500SH    Sole          181500
Bank of America Corp        COM       060505104    6922  88700SH    Sole           88700
Barr Laboratories Inc       COM       068306109    1057  15500SH    Sole           15500
Bed Bath & Beyond Inc       COM       075896100    7038 183900SH    Sole          183900
Bristol-Myers Squibb Co     COM       110122108     339  13200SH    Sole           13200
Cardinal Health Inc         COM       14149Y108    7507 128575SH    Sole          128575
ChevronTexaco Corp          COM       166764100    5007  70082SH    Sole           70082
Cigna Corp                  COM       125509109     310   6950SH    Sole            6950
Cinergy Corp                COM       172474108    7450 203000SH    Sole          203000
Cisco Systems Inc           COM       17275R102   11356 579683SH    Sole          579683
Citigroup Inc               COM       172967101   15847 348200SH    Sole          348200
Clear Channel CommunicationsCOM       184502102    8309 216950SH    Sole          216950
Coca-Cola Co                COM       191216100    7463 173731SH    Sole          173731
Computer Sciences Corp      COM       205363104     844  22460SH    Sole           22460
Cooper Cameron Corp         COM       216640102    4499  97350SH    Sole           97350
Deere Co                    COM       244199105    7493 140550SH    Sole          140550
Dell, Inc.                  COM       24702R101    7494 224250SH    Sole          224250
Dominion Resources, Inc. - VCOM       25746U109     672  10850SH    Sole           10850
DuPont E I de Nemours & Co  COM       263534109    6092 152273SH    Sole          152273
Exxon Mobil Corporation     COM       30231G102   13935 380736SH    Sole          380736
Family Dollar Stores        COM       307000109   12940 324400SH    Sole          324400
Fannie Mae                  COM       313586109     222   3160SH    Sole            3160
Fastenal Co.                COM       311900104    4984 131950SH    Sole          131950
First Data Corporation      COM       319963104    9624 240850SH    Sole          240850
General Dynamics Corp       COM       369550108    6559  84030SH    Sole           84030
General Electric Co         COM       369604103   24656 827103SH    Sole          827103
General Mills               COM       370334104    5580 118550SH    Sole          118550
Goldman Sachs Group Inc     COM       38141G104    1091  13000SH    Sole           13000
HRPT Properties Trust       COM       40426W101     287  31350SH    Sole           31350
Home Depot, Inc             COM       437076102    8362 262549SH    Sole          262549
IShares Nasdaq Biotech IndexCOM       464287556    1141  15900SH    Sole           15900
IShares S&P 500 Index Fund  COM       464287200    1833  18350SH    Sole           18350
IShares S&P 500/BARRA GrowthCOM       464287309     575  11300SH    Sole           11300
ITT Industries Inc          COM       450911102    7728 129150SH    Sole          129150
Intel Corp                  COM       458140100   13657 496240SH    Sole          496240
International Business MachiCOM       459200101   11187 126646SH    Sole          126646
Johnson & Johnson           COM       478160104   13518 272990SH    Sole          272990
Johnson Controls Inc        COM       478366107    6896  72900SH    Sole           72900
KeySpan Corporation         COM       49337w100    1993  56800SH    Sole           56800
Kimberly-Clark Corp         COM       494368103     935  18225SH    Sole           18225
Lehman Brothers Holdings IncCOM       524908100   10141 146800SH    Sole          146800
Lilly Eli & Co              COM       532457108     930  15650SH    Sole           15650
Lincoln National Corp       COM       534187109    6938 196100SH    Sole          196100
Linear Technology Corp      COM       535678106   10835 301550SH    Sole          301550
Lowe's Companies            COM       548661107    1432  27600SH    Sole           27600
MBNA Corp                   COM       55262L100     291  12750SH    Sole           12750
Marsh & Mclennan Cos Inc    COM       571748102    4046  84990SH    Sole           84990
McClatchy Company - Class A COM       579489105    1016  17075SH    Sole           17075
McGraw-Hill Companies Inc   COM       580645109    6648 107000SH    Sole          107000
Medtronic Inc               COM       585055106   14576 310650SH    Sole          310650
Merck & Co                  COM       589331107    8741 172685SH    Sole          172685
Microsoft Corp              COM       594918104   23111 831340SH    Sole          831340
NSTAR                       COM       67019E107     294   6200SH    Sole            6200
Nasdaq-100 Index Tracking StCOM       631100104    7706 237700SH    Sole          237700
Nationwide Health Pptys Inc COM       638620104     175  10000SH    Sole           10000
New Plan Excel Realty Trust COM       648053106    1625  69750SH    Sole           69750
New York Times Co - Class  ACOM       650111107    1140  26240SH    Sole           26240
Newell Rubbermaid Inc       COM       651229106    1300  60000SH    Sole           60000
Noble Corp                  COM       G65422100    1023  30100SH    Sole           30100
Omnicom Group               COM       681919106    7622 106085SH    Sole          106085
Oracle Corporation          COM       68389X105    7756 689400SH    Sole          689400
Paychex Inc                 COM       704326107    1071  31400SH    Sole           31400
Pepsico Inc                 COM       713448108    7794 170055SH    Sole          170055
Pfizer Inc                  COM       717081103   19448 640146SH    Sole          640146
Pitney-Bowes                COM       724479100    8130 212150SH    Sole          212150
Procter & Gamble            COM       742718109   11681 125845SH    Sole          125845
Public Service Enterprise GrCOM       744573106    1319  31400SH    Sole           31400
Raytheon Company            COM       755111507    1063  37950SH    Sole           37950
SLM Holding Corp            COM       78442P106    6680 171450SH    Sole          171450
Staples Inc                 COM       855030102    8946 375250SH    Sole          375250
Stryker Corp                COM       863667101    8860 117650SH    Sole          117650
Sungard Data Systems        COM       867363103    1066  40500SH    Sole           40500
Supervalu Inc               COM       868536103     341  14300SH    Sole           14300
Symantec Corp               COM       871503108     790  12500SH    Sole           12500
Sysco Corp                  COM       871829107    9908 302900SH    Sole          302900
T Rowe Price Group Inc      COM       74144T108   10512 254650SH    Sole          254650
Texas Instruments Inc       COM       882508104     276  12125SH    Sole           12125
U S Bancorp                 COM       902973304   17239 718575SH    Sole          718575
United Healthcare Corp      COM       91324P102     725  14400SH    Sole           14400
United Parcel Service - Cl BCOM       911312106    1499  23500SH    Sole           23500
United Technologies Corp    COM       913017109    9267 119920SH    Sole          119920
Verizon Communications      COM       92343V104    6957 214466SH    Sole          214466
Viacom Inc - Class B        COM       925524308    8108 211707SH    Sole          211707
Wal-Mart Stores Inc         COM       931142103   19562 350265SH    Sole          350265
Watson Pharmaceuticals Inc  COM       942683103    6743 161750SH    Sole          161750
Wells Fargo Company         COM       949746101    5290 102725SH    Sole          102725
Weyerhaeuser Co             COM       962166104    1578  27000SH    Sole           27000
Zimmer Holdings Inc         COM       98956P102     740  13435SH    Sole           13435
